Summary of significant accounting policies (Details) SFr in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2018 CHF (SFr) Segment
Income taxes [Abstract]
Tax loss carryforward period		7 years
Segment reporting [Abstract]
Number of operating segments | Segment		1
Number of reportable segments | Segment		1
Accounting pronouncements - not yet adopted [Abstract]
Lease liabilities		SFr 0.8
IFRS 16 [Member]
Accounting pronouncements - not yet adopted [Abstract]
Right-of-use assets		2.2
Lease liabilities		2.2
Cumulative effect adjustment to opening balance of accumulated losses		SFr 0.0
Preferred Shares [Member]
Preferred Shares [Abstract]
Conversion ratio of preferred shares to common shares	1
IT Equipment [Member]
Residual value over its estimated useful life [Abstract]
Useful lives or depreciation rates, property, plant and equipment		3 years
Laboratory Equipment [Member]
Residual value over its estimated useful life [Abstract]
Useful lives or depreciation rates, property, plant and equipment		5 years
Leasehold Improvements / Furniture [Member]
Residual value over its estimated useful life [Abstract]
Useful lives or depreciation rates, property, plant and equipment		5 years